Restricted Cash, Deposits and Marketable Securities (Narrative) (Details) € in Thousands, ₪ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Dec. 16, 2019 ILS (₪)	Dec. 16, 2019 EUR (€)	Jun. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of financial assets [line items]
Repayment of debentures			€ 26,923	€ 4,532	€ 9,836
Short-term deposits interest rate			0.24%
Series A Debentures [Member]
Disclosure of financial assets [line items]
Repayment of debentures		€ 5,160
Series A Debentures [Member] | NIS [Member]
Disclosure of financial assets [line items]
Repayment of debentures | ₪	₪ 20,034
WACHOVIA [Member]
Disclosure of financial assets [line items]
Bonds coupon rate			4.435%
Bonds Maturity date			Dec. 30, 2020
Bonds rating			Baa3
Annual interest rate			5.80%